Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan

(1) DESCRIPTION OF THE PLAN

The following description of the Black Hills Corporation 401(k) Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the plan document for a more complete description of the Plan’s information.

General — The Plan is a defined-contribution plan for eligible employees of Black Hills Corporation and subsidiary companies (the “Company” or “Plan Sponsor”). The Plan is subject to the provisions of the Employment Retirement Income Security Act of 1974, as amended (ERISA) and is designed to comply with the provisions of Section 401(k) of the Internal Revenue Code (IRC).

Plan Administration — Charles Schwab Trust Bank (Charles Schwab) serves as custodian and trustee. The Plan is administered by the Black Hills Corporation Benefits Committee (the “Committee”). Schwab Retirement Plan Services, Inc. is the recordkeeper of the Plan.

Eligibility and Vesting — Employees meeting certain criteria, as defined in the Plan, are eligible to participate in the Plan one month following their date of employment. The Plan includes an automatic enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions are invested in a target retirement fund appropriate for their age until changed by the participant. The Plan includes an Automatic Savings Increase (ASI) feature where the participant’s savings rate will increase 1% annually until their savings rate reaches 15%, they have elected to change their savings rate, or they have elected to opt-out of ASI.

Participants are vested immediately in their contributions, plus actual earnings thereon. Vesting in the Company’s contribution portion of their accounts is based on years of service at a rate of 20% per year. A participant is 100% vested after five years of service. Participants also become fully vested in Company contributions if their employment with the Company is terminated due to retirement at or after attainment of age 65, total and permanent disability, or death.

Contributions — Contributions to the Plan include (i) salary reduction contributions authorized by participants, (ii) matching contributions made by the Company, (iii) non-elective contributions made by the Company; and (iv) participant rollovers from another plan.

Participants may contribute up to 50% of their eligible compensation to the Plan each year. These contributions are subject to certain IRC limitations with an annual maximum pre-tax contribution of $23,500 for 2025 and $23,000 for 2024. Combined employee pre-tax, employee after-tax, employee Roth and employer contributions per participant (excluding catch-up contributions) were limited to the lesser of $70,000 and $69,000 in 2025 and 2024, respectively or 50% of the employee’s available eligible annual pay. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions of $7,500 for both 2025 and 2024 respectively. There is no limit to how often participants may change their contribution percentages. The Plan provides for Company matching contributions and non-elective Company Retirement Contributions for certain eligible participants.

Company Matching Contributions — The Company makes a standard matching contribution which is equal to 100% of each eligible participant’s pre-tax, Roth and after-tax deferral contributions up to 6% of the participant’s compensation as provided under the Plan. All matching contributions are invested as directed by the participant. Company Matching Contributions of $17,905,334 were made to eligible participants in 2025.

Company Retirement Contributions — The Company Retirement Contributions are non-elective contributions made to eligible participants equal to a certain percent of their eligible compensation based upon their age and years of service at a certain date. All Company Retirement Contributions are invested as directed by the participant. Company Retirement Contributions of $11,531,134 were made to eligible participants in January 2026 for the 2025 plan year.

Rollover Contributions — Participants may also contribute amounts representing distributions from other qualified defined benefit or defined-contribution plans. Contributions are subject to certain IRC limitations. The Plan received $5,012,470 in rollover contributions from other qualified plans in 2025.

Participant Accounts — Individual accounts are maintained for each Plan participant. As applicable, each participant’s account is credited with (i) the participant’s contribution, (ii) Company contributions, and (iii) Plan earnings. Participant accounts are also charged an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments — Participants may direct the investment of their contributions, the Company contributions and/or their account balances into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. The Plan offers 21 investment options, including a common collective trust stable value fund, common collective trust Vanguard target retirement date funds TR1, Vanguard mutual funds, common stock of the Company, and a self-directed brokerage account feature, Schwab Personal Choice Retirement Account (PCRA). With respect to common stock of the Company, participants may direct up to 20% of their account balance in Black Hills Corporation common stock. With respect to the PCRA, participants may direct up to 100% of their account balance in permitted investments of the PCRA (which excludes the Plan’s investment offerings).

Notes Receivable from Participants — Participants may borrow a minimum of $1,000 from their accounts and up to a maximum of the lesser of $50,000, reduced by the highest outstanding loan balance during the one-year period ending the day before the request for a new loan, or one-half of the vested account balance. Loans are secured by an assignment of a participant’s vested interest in the Plan, and bear interest at 1% over the prime interest rate on the date of the loan. Principal and interest are paid ratably through payroll deductions. Loans must be repaid within 5 years; however, terms may exceed 5 years for the purchase of a primary residence and must be repaid within 15 years. Participants may not have more than one loan outstanding at any time. Loans are prohibited for terminated employees.

As of December 31, 2025, participant loans have maturities through August 29, 2038 at interest rates ranging from 4.25% to 9.50%.

Payment of Benefits — On termination of service with the Company (including termination of service due to death, disability, or retirement), a participant (or the participant’s beneficiary in the case of death) may generally elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account, or installment payments.

Participants are also eligible to make hardship withdrawals from their deferred contributions in the event of certain financial hardships.

Forfeited Accounts — When certain terminations of participation in the Plan occur, the non-vested portion of the participant’s account as defined by the Plan represents a forfeiture. The Plan document permits the use of forfeitures to either reduce future employer contributions or plan administrative expenses for the plan year. However, if a participant is re-employed and fulfills certain requirements, as defined in the plan document, the account will be reinstated.

During 2025, Company contributions were reduced by $1,384,289, and $33,875 of Plan administrative expenses were paid from forfeited non-vested accounts, respectively. The balance of the forfeiture account on December 31, 2025 and 2024 was $224,018 and $141,485, respectively.